Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Restricted cash-long-term	$ 10,000
Maximum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents maturity term	3 months	3 months